33. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic
Income attributable to shareholders of the Company	R$ 3,622,127	R$ 2,545,101	R$ 1,234,507
Weighted average number of common shares issued (thousands)	2,420,481	2,420,172	2,420,016
Basic earnings per share (expressed in R$) (in R$ per share)	R$ 1.50	R$ 1.05	R$ 0.51
Diluted
Income attributable to shareholders of the Company	R$ 3,622,127	R$ 2,545,101	R$ 1,234,507
Weighted average number of common shares issued (thousands)	2,421,018	2,421,075	2,241,072
Diluted earnings per share (expressed in R$) (in R$ per share)	R$ 1.50	R$ 1.05	R$ 0.51